Recoverable taxes - Summary of Restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of income taxes Recoverable [Line Items]
Recoverable income tax	$ 2,585	$ 1,832
Other recoverable taxes	9,106	9,121
Total	11,691	10,953
Current	10,327	6,499
Non-current	$ 1,364	$ 4,454